Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 163,752	$ 18,230	$ (106,585)	$ (160,884)	$ 8,390	$ (159,041)	$ 24,446	$ (100,892)	$ (79,092)	$ (249,239)	$ (85,487)	$ (227,097)	$ (38,603)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									537	149	249	55	0
Allowance for funds used during construction									0
Deferred income taxes									0
Amortization of debt issuance costs, net of capitalization											0	6,340	0
Loss on extinguishment of debt									32,480	29,011	63,318	16,498	0
Total losses (gains) on derivatives, net									34,707	215,940	15,571	161,917	0
Net cash used for settlement of derivative instruments									(42,160)	(23,400)	(34,082)	(56,918)	0
Impairment expense and loss on disposal of assets									2,064	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									495	(89)	415	1,002	1,974
Due to affiliates									1,176	(214)	(331)	275	0
Advances to affiliate											0	(10,073)	0
Other, net									(1,032)	(1,125)	(745)	301	(2,704)
Other, net—affiliate									(756)	154	13	498	0
Net cash used in operating activities									(51,581)	(28,813)	(41,079)	(107,202)	(39,333)
Cash flows from investing activities
Property, plant and equipment, net									(1,629,173)	(1,573,923)	(2,051,530)	(3,820,947)	(47,373)
Investments in subsidiaries									0	0	0	0	0
Other									25,995	(44,362)	(44,367)	(18,468)	(5,088)
Net cash used in investing activities									(1,603,178)	(1,618,285)	(2,095,897)	(3,839,415)	(52,461)
Cash flows from financing activities
Proceeds from issuances of long-term debt									2,706,000	2,871,000	4,838,000	2,713,000	0
Proceeds from affiliate debt											0	0	(1,289)
Repayments of debt									(1,436,050)	(1,050,660)	(2,420,212)	0	0
Debt issuance and deferred financing costs									(23,309)	(27,282)	(56,783)	(280,528)	(7,098)
Capital contributions									254,120	92	91	1,560,915	97,603
Distributions									0
Distribution to affiliate											(288)	0	0
Other									(29)	(10)	(62)	0	0
Net cash provided by financing activities									1,500,732	1,793,140	2,360,746	3,993,387	91,794
Net increase (decrease) in cash, cash equivalents and restricted cash									(154,027)	146,042	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period	192,812			46,770				0	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	270,540	192,812			46,770				116,513	192,812	270,540	46,770	0
Parent Issuer [Member]
Cash flows from operating activities
Net income (loss)									(68,496)	(245,484)	(79,729)	(204,783)	0
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									0	0	0	0
Allowance for funds used during construction									0
Deferred income taxes									0
Amortization of debt issuance costs, net of capitalization												6,340
Loss on extinguishment of debt									32,480	29,011	63,318	16,498
Total losses (gains) on derivatives, net									35,002	215,940	15,571	161,917
Net cash used for settlement of derivative instruments									(42,160)	(23,400)	(34,082)	(56,918)
Impairment expense and loss on disposal of assets									0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									22	134	121	453	2,366
Due to affiliates									0	0	0	(860)
Advances to affiliate												0
Other, net									(163)	(247)	(153)	0	(111)
Other, net—affiliate									0	0	0	0
Net cash used in operating activities									(43,315)	(24,046)	(34,954)	(77,353)	2,255
Cash flows from investing activities
Property, plant and equipment, net									(227,143)	(95,340)	(126,547)	(63,783)	0
Investments in subsidiaries									(1,384,301)	(1,527,712)	(1,975,474)	(3,804,848)	(90,418)
Other									0	0	0	(633)	(2,342)
Net cash used in investing activities									(1,611,444)	(1,623,052)	(2,102,021)	(3,869,264)	(92,760)
Cash flows from financing activities
Proceeds from issuances of long-term debt									2,706,000	2,871,000	4,838,000	2,713,000
Proceeds from affiliate debt													0
Repayments of debt									(1,436,050)	(1,050,660)	(2,420,212)
Debt issuance and deferred financing costs									(23,309)	(27,282)	(56,783)	(280,528)	(7,098)
Capital contributions									254,120	92	90	1,560,915	97,603
Distributions									0
Distribution to affiliate											(288)
Other									(29)	(10)	(62)
Net cash provided by financing activities									1,500,732	1,793,140	2,360,745	3,993,387	90,505
Net increase (decrease) in cash, cash equivalents and restricted cash									(154,027)	146,042	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period	192,812			46,770				0	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	270,540	192,812			46,770				116,513	192,812	270,540	46,770	0
Guarantors [Member]
Cash flows from operating activities
Net income (loss)									(2,738)	(3,755)	(5,758)	(22,314)	(38,603)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									537	149	249	55
Allowance for funds used during construction									(11,535)
Deferred income taxes									3,677
Amortization of debt issuance costs, net of capitalization												0
Loss on extinguishment of debt									0	0	0	0
Total losses (gains) on derivatives, net									(295)	0	0	0
Net cash used for settlement of derivative instruments									0	0	0	0
Impairment expense and loss on disposal of assets									2,064
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									473	(223)	294	549	(392)
Due to affiliates									1,176	(214)	(331)	1,135
Advances to affiliate												(10,073)
Other, net									(869)	(878)	(592)	301	(2,593)
Other, net—affiliate									(756)	154	13	498
Net cash used in operating activities									(8,266)	(4,767)	(6,125)	(29,849)	(41,588)
Cash flows from investing activities
Property, plant and equipment, net									(1,402,030)	(1,478,583)	(1,924,983)	(3,757,164)	(47,373)
Investments in subsidiaries									0	0	0	0	0
Other									25,995	(44,362)	(44,367)	(17,835)	(2,746)
Net cash used in investing activities									(1,376,035)	(1,522,945)	(1,969,350)	(3,774,999)	(50,119)
Cash flows from financing activities
Proceeds from issuances of long-term debt									0	0	0	0
Proceeds from affiliate debt													(1,289)
Repayments of debt									0	0	0
Debt issuance and deferred financing costs									0	0	0	0	0
Capital contributions									1,384,458	1,527,712	1,975,475	3,804,848	90,418
Distributions									(157)
Distribution to affiliate											0
Other									0	0	0
Net cash provided by financing activities									1,384,301	1,527,712	1,975,475	3,804,848	91,707
Net increase (decrease) in cash, cash equivalents and restricted cash									0	0	0	0	0
Cash, cash equivalents and restricted cash—beginning of period	0			0				0	0	0	0	0	0
Cash, cash equivalents and restricted cash—end of period	0	0			0				0	0	0	0	0
Eliminations [Member]
Cash flows from operating activities
Net income (loss)									(7,858)	0	0	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense									0	0	0	0
Allowance for funds used during construction									11,535
Deferred income taxes									(3,677)
Amortization of debt issuance costs, net of capitalization												0
Loss on extinguishment of debt									0	0	0	0
Total losses (gains) on derivatives, net									0	0	0	0
Net cash used for settlement of derivative instruments									0	0	0	0
Impairment expense and loss on disposal of assets									0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities									0	0	0	0	0
Due to affiliates									0	0	0	0
Advances to affiliate												0
Other, net									0	0	0	0	0
Other, net—affiliate									0	0	0	0
Net cash used in operating activities									0	0	0	0	0
Cash flows from investing activities
Property, plant and equipment, net									0	0	0	0	0
Investments in subsidiaries									1,384,301	1,527,712	1,975,474	3,804,848	90,418
Other									0	0	0	0	0
Net cash used in investing activities									1,384,301	1,527,712	1,975,474	3,804,848	90,418
Cash flows from financing activities
Proceeds from issuances of long-term debt									0	0	0	0
Proceeds from affiliate debt													0
Repayments of debt									0	0	0
Debt issuance and deferred financing costs									0	0	0	0	0
Capital contributions									(1,384,458)	(1,527,712)	(1,975,474)	(3,804,848)	(90,418)
Distributions									157
Distribution to affiliate											0
Other									0	0	0
Net cash provided by financing activities									(1,384,301)	(1,527,712)	(1,975,474)	(3,804,848)	(90,418)
Net increase (decrease) in cash, cash equivalents and restricted cash									0	0	0	0	0
Cash, cash equivalents and restricted cash—beginning of period	0			$ 0				$ 0	0	0	0	0	0
Cash, cash equivalents and restricted cash—end of period	$ 0	$ 0			$ 0				$ 0	$ 0	$ 0	$ 0	$ 0